Document And Entity Information	Total
Document And Entity Information
Document Type	485BPOS
Document Period End Date	Jul. 31, 2015
Registrant Name	HENDERSON GLOBAL FUNDS
Central Index Key	0001141306
Amendment Flag	false
Document Creation Date	Nov. 27, 2015
Document Effective Date	Nov. 30, 2015
Prospectus Date	Nov. 30, 2015